Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Detailed information Amounts About In Discontinued Operations Included In Profit [Line Items]
Revenue	£ 12,801.1	£ 12,002.8	[1]	£ 13,234.1	[1]
Costs of services	(10,597.5)	(9,987.9)	[1]	(10,825.1)	[1]
Gross profit	2,203.6	2,014.9	[1]	2,409.0	[1]
General and administrative costs	(974.6)	(4,293.0)	[1]	(1,113.1)	[1]
Operating profit/(loss)	1,229.0	(2,278.1)	[1]	1,295.9	[1]
Share of results of associates	23.8	(136.0)	[1]	14.7	[1]
Profit/(loss) before interest and taxation	1,252.8	(2,414.1)	[1]	1,310.6	[1]
Finance income	69.4	82.7	[1]	99.0	[1]
Finance costs	283.6	312.0	[1]	359.1	[1]
Revaluation And Retranslation Of Financial Instruments	(87.8)	(147.2)	[1]	163.8	[1]
Profit/(loss) before taxation	950.8	(2,790.6)	[1]	1,214.3	[1]
Taxation	(230.1)	(127.1)	[1]	(287.2)	[1]
Profit/(loss) for the year from continuing operations	720.7	(2,917.7)	[1]	927.1	[1]
Profit for the year from discontinued operations	0.0	16.4	[1]	10.8	[1]
Profit/(loss) for the year	720.7	(2,901.3)	[2]	937.9	[2]
Income from continuing operations attributable to owners of parent	637.7	(2,971.6)	[1]	847.9	[1]
Income from discontinued operations attributable to owners of parent	0.0	6.5	[1]	(3.8)	[1]
Attributable to
Total Equity holders of the parent	637.7	(2,965.1)	[1]	844.1	[1]
Continuing operations	83.0	53.9	[1]	79.2	[1]
Discontinued operations	0.0	9.9	[1]	14.6	[1]
Non-controlling interests	83.0	63.8	[1]	93.8	[1]
Profit/(loss) for the year	£ 720.7	£ (2,901.3)	[2]	£ 937.9	[2]
Earnings per share
Basic earnings per ordinary share from continuing and discontinued operations (in dollar per share)	£ 0.534	£ (2.430)		£ 0.678
Diluted earnings per ordinary share from continuing and discontinued operations (sterling per share)	0.525	(2.430)		0.673
Basic earnings per share from continuing operations (sterling per share)	0.534	(2.430)	[1]	0.678	[1]
Diluted earnings per share from continuing operations (in dollar per share)	0.525	(2.430)	[1]	0.673	[1]
Continuing and discontinued operations
Earnings per share
Basic earnings per ordinary share from continuing and discontinued operations (in dollar per share)	0.534	(2.425)	[1]	0.675	[1]
Diluted earnings per ordinary share from continuing and discontinued operations (sterling per share)	£ 0.525	£ (2.425)	[1]	£ 0.670	[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.